Shareholders' equity and share-based payments	12 Months Ended
Dec. 31, 2018
Shareholders' equity and share-based payments
Shareholders' equity and share-based payments

9) Shareholders’ equity and share-based payments

9.1) Shareholders’ equity

Number of TOTAL shares

There is only one category of shares of TOTAL S.A., and the shares have a par value of €2.50, as of December 31, 2018. Shares may be held in either bearer or registered form.

Double voting rights are assigned to shares that are fully-paid and held in registered form in the name of the same shareholder for at least two years, with due consideration for the total portion of the share capital represented. Double voting rights are also assigned, in the event of an increase in share capital by incorporation of reserves, profits or premiums, to registered shares granted for free to a shareholder due to shares already held that are entitled to this rights.

Pursuant to the Company's bylaws (Statutes), no shareholder may cast a vote at a shareholders' meeting, either by himself or through an agent, representing more than 10% of the total voting rights for the Company's shares. This limit applies to the aggregated amount of voting rights held directly, indirectly or through voting proxies. However, in the case of double voting rights, this limit may be extended to 20%.

These restrictions no longer apply if any individual or entity, acting alone or in concert, acquires at least two-thirds of the total share capital of the Company, directly or indirectly, following a public tender offer for all of the Company’s shares.

The authorized share capital amounts to 3,669,077,772 shares as of December 31, 2018 compared to 3,434,245,369 shares as of December 31, 2017 and 3,449,682,749 as of December 31, 2016. As of December 31, 2018, the share capital of TOTAL S.A. amounted to €6,601,505,017.50.

Share cancellation

Fiscal year 2018

TOTAL S.A. completed a share capital decrease by way of treasury shares cancellation. The Board of Directors met on December 12, 2018 and decided, following the authorization granted by the Extraordinary Shareholders’ Meeting of May 26, 2017, to  cancel 44,590,699 TOTAL shares repurchased on the market. This transaction had no impact on the consolidated financial statements of TOTAL S.A., the number of fully-diluted weighted-average shares and on the earnings per share.

Fiscal year 2017

In fiscal year 2017, TOTAL S.A. did not cancel any shares.

Fiscal year 2016

The Board of Directors of TOTAL S.A. decided, on December 15, 2016, following the authorization of the Extraordinary Shareholders’ Meeting of May 11, 2012, to cancel 100,331,268 treasury shares. Those shares were previously repurchased off-market from four of its 100% indirectly controlled subsidiaries. Following this transaction, the Group affiliates no longer hold TOTAL shares. These transactions had no impact on the consolidated financial statements of TOTAL S.A., the fully-diluted weighted-average shares and on the earnings per share.

Variation of the number of shares composing the share capital

As of December 31, 2015 (a)		2,440,057,883
Shares issued in connection with:	Capital increase as payment of the scrip dividend (second 2015 interim dividend, third 2015 interim dividend, 2015 final dividend and first 2016 interim dividend)	88,401,329
	Exercise of TOTAL share subscription options	2,237,918
	Cancellation of treasury shares	(100,331,268)
As of December 31, 2016 (b)		2,430,365,862
Shares issued in connection with:	Capital increase reserved for employees	9,532,190
	Capital increase as payment of the scrip dividend (second 2016 interim dividend, third 2016 interim dividend, 2016 final dividend and first 2017 interim dividend)	86,442,256
	Exercise of TOTAL share subscription options	2,649,308
As of December 31, 2017 (c)		2,528,989,616
Shares issued in connection with:	Capital increase reserved for employees	9,354,889
	Capital increase as payment of the scrip dividend (second 2017 interim dividend, third 2017 interim dividend, 2017 final dividend and first 2018 interim dividend)	47,229,037
	Exercise of TOTAL share subscription options	2,096,571
	Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	97,522,593
	Cancellation of treasury shares	(44,590,699)
As of December 31, 2018 (d)		2,640,602,007

(a)	Including 113,967,758 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 10,587,822 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 8,376,756 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 32,473,281 treasury shares deducted from consolidated shareholders' equity.

Capital increase reserved for Group employees

The Combined General Meeting of June 1, 2018, in its eighteenth resolution, granted the authority to the Board of Directors to carry out a capital increase, in one or more occasion(s) within a maximum period of twenty-six months, reserved to members (employees and retirees) of a company or group savings plan of the Company.

In fiscal year 2018, following this delegation, the Board of Directors of September 19, 2018 decided to proceed with a capital increase reserved for Group employees and retirees that included a classic offering and a leveraged offering depending on the employees’ or retirees’ choice, within the limit of 18 million shares with immediate dividend rights. The Board of Directors has granted all powers to the Chairman and Chief Executive Officer to determine the opening and closing dates of the subscription period and the subscription price. This capital increase will open in 2019 and is expected to be completed after the General Meeting of May 29, 2019.

In the fiscal year 2018, TOTAL S.A. also completed a capital increase reserved for Group employees and retirees which resulted in the subscription of 9,174,817 shares with a nominal value of €2.50 and a price of €37.20 per share and of the issuance of 180,072 shares with a nominal value of €2.50 granted as free shares. The issuance of the shares was acknowledged on May 3, 2018. Moreover, the Board of Directors of April 25, 2018, by virtue of the twenty-fourth resolution of the Combined General Meeting of May 24, 2016, decided to grant, 6,784 free shares to 1,360 beneficiaries subject to a presence condition during the five-year acquisition period ending on April 25, 2023, as a deferred contribution.

In fiscal year 2017, TOTAL S.A. completed a capital increase reserved for Group employees and retirees which resulted in the subscription of 9,350,220 shares with a nominal value of €2.50 and a price of €38.10 per share and of the issuance of 181,970 shares with a par value of €2.50 granted as free shares. The issuance of the shares was acknowledged on April 26, 2017. Moreover, the Board of Directors, during its meeting on April 26, 2017, by virtue of the twenty-fourth resolution of the Combined General Meeting of May 24, 2016, decided to grant 10,393 free shares to 2,086 beneficiaries subject to a presence condition during the five-year acquisition period ending on April 26, 2022, as a deferred contribution.

Treasury shares

Accounting policies

Treasury shares of the parent company held by its subsidiaries or itself are deducted from consolidated shareholders’ equity. Gains or losses on sales of treasury shares are excluded from the determination of net income and are recognized in shareholders’ equity.

TOTAL shares held by TOTAL S.A.

As of December 31,	2018	2017	2016
Number of treasury shares	32,473,281	8,376,756	10,587,822
Percentage of share capital	1.23%	0.33%	0.44%
Of which shares acquired with the intention to cancel them	27,360,278	—	—
Of which shares allocated to TOTAL share performance plans for Group employees	5,044,817	8,345,847	10,555,887
Of which shares intended to be allocated to new TOTAL share subscription or purchase options plans or to new share performance plans	68,186	30,909	31,935

Paid-in surplus

In accordance with French law, the paid-in surplus corresponds to premiums related to shares issuances, contributions or mergers of the parent company which can be capitalized or used to offset losses if the legal reserve has reached its minimum required level. The amount of the paid-in surplus may also be distributed subject to taxation except in cases of a refund of shareholder contributions.

As of December 31, 2018, paid-in surplus relating to TOTAL S.A. amounted to €37,276 million (€32,882 million as of December 31, 2017 and €28,961 million as of December 31, 2016).

Reserves

Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.

If wholly distributed, the unrestricted reserves of the parent company would be taxed for an approximate amount of $607 million as of December 31, 2018 ($750 million as of December 31, 2017 and $569 million as of December 31, 2016) with regards to additional corporation tax to be applied on regulatory reserves so that they become distributable.

Earnings per share

Accounting policies

Earnings per share is calculated by dividing net income (Group share) by the weighted-average number of common shares outstanding during the period, excluding TOTAL shares held by TOTAL S.A. (Treasury shares) which are deducted from consolidated shareholders’ equity.

Diluted earnings per share is calculated by dividing net income (Group share) by the fully-diluted weighted-average number of common shares outstanding during the period. Treasury shares held by the parent company, TOTAL S.A. are deducted from consolidated shareholders’ equity. These shares are not considered outstanding for purposes of this calculation which also takes into account the dilutive effect of share subscription or purchase options plans, share grants and capital increases with a subscription period closing after the end of the fiscal year.

The weighted-average number of fully-diluted shares is calculated in accordance with the treasury stock method provided for by IAS 33. The proceeds, which would be recovered in the event of an exercise of rights related to dilutive instruments, are presumed to be a share buyback at the average market price over the period. The number of shares thereby obtained leads to a reduction in the total number of shares that would result from the exercise of rights.

In compliance with IAS 33, earnings per share and diluted earnings per share are based on the net income after deduction of the remuneration due to the holders of deeply subordinated notes.

The variation of both weighted-average number of shares and weighted-average number of diluted shares respectively, as of December 31, respectively used in the calculation of earnings per share and fully-diluted earnings per share is detailed as follows:

	2018	2017	2016
Number of shares as of January 1,	2,528,989,616	2,430,365,862	2,440,057,883
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	1,351,465	1,198,036	538,621
Exercise of TOTAL share purchase options	—	—	—
TOTAL performance shares	2,039,729	1,105,796	1,524,172
Capital increase reserved for employees	6,236,593	6,354,793	—
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	81,268,828	—	—
Capital increase as payment of the scrip dividend	26,352,572	53,365,971	51,029,237
Buyback of treasury shares including:	(30,405,112)	—	4,180,470
Treasury shares repurchased from subsidiaries and cancelled on December 15, 2016	—	—	4,180,470
Shares repurchased in 2018 to cancel the dilution caused by the scrip dividend payment	(30,102,242)	—	—
Shares repurchased in 2018 to cover for the stock options plans	(302,870)	—	—
Cancellation of treasury shares on December 15, 2016	—	—	(4,180,470)
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders’ equity	(8,376,756)	(10,587,822)	(113,967,758)
Weighted-average number of shares	2,607,456,934	2,481,802,636	2,379,182,155
Dilutive effect
Grant of TOTAL share subscription or purchase options	296,830	727,864	630,474
Grant of TOTAL performance shares	13,794,896	10,238,411	9,058,264
Capital increase reserved for employees	2,167,784	1,987,502	843,043
Weighted-average number of diluted shares	2,623,716,444	2,494,756,413	2,389,713,936

Earnings per share in euros

The earnings per share in euros, obtained from the earnings per share in dollars, converted by using the average exchange rate euro/dollar, is €3.62 per share for 2018 closing (€2.97 for 2017 closing). The fully-diluted earnings per share calculated by using the same method is €3.59 per share for 2018 closing (€2.96 for 2017 closing).

Dividend

TOTAL S.A. has distributed and paid the following interim dividends with respect to fiscal year 2018:

-

on September 19, 2018, the Board of Directors decided on the payment of the first interim dividend for fiscal year 2018 of €0.64 per share and set the issuance price of these newly issued shares at €52.95 per share, equal to the average Euronext Paris opening price of the shares for the 20 trading days preceding the Board of Directors meeting, reduced by the amount of the interim dividend, without a discount, and rounded up to the nearest cent. The ex-dividend date of this interim dividend was September 25, 2018 and on October 12, 2018 the dividend was paid in cash and in shares; and

-

on December 12, 2018, the Board of Directors decided on the payment of the second interim dividend for fiscal year 2018 of €0.64 per share set the issuance price of these newly issued shares at €48.27 per share, equal to the average Euronext Paris opening price of the shares for the 20 trading days preceding the Board of Directors meeting, reduced by the amount of the second interim dividend, without a discount and rounded up to the nearest cent. The ex-dividend date of this interim dividend was December 18, 2018 and on January 10, 2019, the dividend was paid to shareholders in cash or shares.

The Board of Directors, during its October 25, 2018 meeting, decided to set the third interim dividend for fiscal year 2018 of €0.64 per share. The ex-dividend date will be March 19, 2019, and this interim dividend will be paid on April 5, 2019.

A resolution will be submitted at the Shareholders’ Meeting on May 29, 2019 to pay a dividend of €2.56 per share for the 2018 fiscal year, as a balance of €0.64 per share to be distributed after deducting the three interim dividends of €0.64 per share that will have already been paid.

Issuance of perpetual subordinated notes

The Group did not issue any perpetual subordinated notes in 2018 nor in 2017.

In 2016, the Group issued three tranches of perpetual subordinated notes in euros through TOTAL S.A.:

-	Deeply subordinated note 3.875% perpetual maturity callable after 6 years (€1,750 million);
-	Deeply subordinated note 2.708% perpetual maturity callable after 6.6 years (€1,000 million); and
-	Deeply subordinated note 3.369% perpetual maturity callable after 10 years (€1,500 million).

In 2015, the Group issued two tranches of perpetual subordinated notes in euros through TOTAL S.A.:

-	Deeply subordinated note 2.250% perpetual maturity callable after 6 years (€2,500 million);
-	Deeply subordinated note 2.625% perpetual maturity callable after 10 years (€2,500 million).

Based on their characteristics (mainly no mandatory repayment and no obligation to pay a coupon except in the event of a dividend distribution) and in compliance with IAS 32 standard – Financial instruments - Presentation, these notes were recorded in equity.

As of December 31, 2018, the amount of the perpetual deeply subordinated note booked in the Group shareholders' equity is $10,328 million. The coupons attributable to the holders of these securities are booked in deduction of the Group shareholders' equity for an amount of $315 million for fiscal year 2018 closing. The tax saving due to these coupons is booked in the statement of income.

Other comprehensive income

Detail of other comprehensive income showing both items potentially reclassifiable and those not potentially reclassifiable from equity to net income is presented in the table below:

For the year ended December 31,
(M$)	2018		2017		2016
Actuarial gains and losses		(12)		823		(371)
Change in fair value of investments in equity instruments		—		—		—
Tax effect		13		(390)		55
Currency translation adjustment generated by the parent company		(4,022)		9,316		(1,548)
Sub-total items not potentially reclassifiable to profit & loss		(4,021)		9,749		(1,864)
Currency translation adjustment		1,113		(2,578)		(1,098)
– Unrealized gain/(loss) of the period	1,238		(2,408)		(543)
– Less gain/(loss) included in net income	125		170		555
Available for sale financial assets		—		7		4
– Unrealized gain/(loss) of the period	—		7		4
– Less gain/(loss) included in net income	—		—		—
Cash flow hedge		25		324		239
– Unrealized gain/(loss) of the period	(94)		584		186
– Less gain/(loss) included in net income	(119)		260		(53)
Variation of foreign currency basis spread		(80)		—		—
– Unrealized gain/(loss) of the period	(80)		—		—
– Less gain/(loss) included in net income	—		—		—
Share of other comprehensive income of equity affiliates, net amount		(540)		(677)		935
– Unrealized gain/(loss) of the period	(495)		(655)		933
– Less gain/(loss) included in net income	45		22		(2)
Other		(5)		—		1
Tax effect		14		(100)		(76)
Sub-total items potentially reclassifiable to profit & loss		527		(3,024)		5
Total autres éléments du résultat global		(3,494)		6,725		(1,859)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2018			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,022)	(4,022)	—	—	—
Currency translation adjustment	1,113	1,883	(431)	(10)	(329)
Currency translation adjustment of equity affiliates	(564)	343	14	(805)	(116)
Total currency translation adjustment recognized in comprehensive income	(3,473)	(1,796)	(417)	(815)	(445)

As of December 31, 2017			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	9,316	9,316	—	—	—
Currency translation adjustment	(2,578)	(3,275)	462	3	232
Currency translation adjustment of equity affiliates	(730)	(1,099)	(25)	207	187
Total currency translation adjustment recognized in comprehensive income	6,008	4,943	436	210	419

As of December 31, 2016			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,548)	(1,548)	—	—	—
Currency translation adjustment	(1,098)	(184)	(887)	7	(34)
Currency translation adjustment of equity affiliates	890	223	54	643	(30)
Total currency translation adjustment recognized in comprehensive income	(1,756)	(1,509)	(833)	650	(64)

Tax effects relating to each component of other comprehensive income are as follows:

	2018			2017			2016
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	(12)	13	1	823	(390)	433	(371)	55	(316)
Change in fair value of investments in equity instruments	—	—	—	—	—	—	—	—	—
Currency translation adjustment generated by the parent company	(4,022)	—	(4,022)	9,316	—	9,316	(1,548)	—	(1,548)
Sub-total items not potentially reclassifiable to profit & loss	(4,034)	13	(4,021)	10,139	(390)	9,749	(1,919)	55	(1,864)
Currency translation adjustment	1,113	—	1,113	(2,578)	—	(2,578)	(1,098)	—	(1,098)
Available for sale financial assets	—	—	—	7	(3)	4	4	—	4
Cash flow hedge	25	(6)	19	324	(97)	227	239	(76)	163
Variation of foreign currency basis spread	(80)	20	(60)	—	—	—	—	—	—
Share of other comprehensive income of equity affiliates, net amount	(540)	—	(540)	(677)	—	(677)	935	—	935
Other	(5)	—	(5)	—	—	—	1	—	1
Sub-total items potentially reclassifiable to profit & loss	513	14	527	(2,924)	(100)	(3,024)	81	(76)	5
Total other comprehensive income	(3,521)	27	(3,494)	7,215	(490)	6,725	(1,838)	(21)	(1,859)

Non-controlling interests

As of December 31, 2018, no subsidiary has non-controlling interests that would be material to the Group financial statements.

9.2) Share-based payments

Accounting policies

The Group may grant employees share subscription or purchase options plans and offer its employees the opportunity to subscribe to reserved capital increases. These employee benefits are recognized as expenses with a corresponding credit to shareholders’ equity.

The expense is equal to the fair value of the instruments granted. The expense is recognized on a straight-line basis over the period in which the advantages are acquired.

The fair value of the options is calculated using the Black-Scholes model at the grant date.

For restricted share plans, the fair value is calculated using the market price at the grant date after deducting the expected distribution rate during the vesting period. The global cost is reduced to take into account the non-transferability over a 2-year holding period of the shares that could be awarded.

The number of allocated equity instruments can be revised during the vesting period in cases of non-compliance with performance conditions, with the exception of those related to the market, or according to the rate of turnover of the beneficiaries.

The cost of employee-reserved capital increases is immediately expensed.

The cost of the capital increase reserved for employees consists of the cost related to the discount on all the shares subscribed using both the classic and the leveraged schemes, and the opportunity gain for the shares subscribed using the leveraged scheme. This opportunity gain corresponds to the benefit of subscribing to the leveraged offer, rather than reproducing the same economic profile through the purchase of options in the market for individual investors. The global cost is reduced to take into account the non-transferability of the shares that could be subscribed by the employees over a period of five years.

A.  TOTAL share subscription or purchase option plans

							Weighted
							average
							exercise price
	2008 Plan	2009 Plan	2010 Plan	2011 Plan		Total	(in euros)
Date of the shareholders’ meeting	5/11/2007	5/11/2007	5/21/2010	5/21/2010
Award date (a)	10/9/2008	9/15/2009	9/14/2010	9/14/2011
Strike price	42.90	€39.90	€38.20	€33.00	€
Expiry date	10/9/2016	9/15/2017	9/14/2018	9/14/2019
Number of options
Existing options as of January 1, 2016	2,561,502	2,710,783	3,323,246	722,309		9,317,840	39.58	€
Granted	—	—	—	—		—	—
Cancelled(b)	(1,794,304)	—	—	—		(1,794,304)	42.90	€
Exercised	(767,198)	(931,730)	(443,009)	(95,981)		(2,237,918)	40.80	€
Existing options as of January 1, 2017	—	1,779,053	2,880,237	626,328		5,285,618	38.16	€
Granted	—	—	—	—		—	—
Cancelled(b)	—	(195,370)	—	—		(195,370)	39.90	€
Exercised	—	(1,583,683)	(929,865)	(135,760)		(2,649,308)	38.95	€
Existing options as of January 1, 2018	—	—	1,950,372	490,568		2,440,940	37.15	€
Granted	—	—	—	—		—	—
Cancelled(b)	—	—	(79,139)	—		(79,139)	38.20	€
Exercised	—	—	(1,871,233)	(225,338)		(2,096,571)	37.64	€
Existing options as of December 31, 2018	—	—	—	265,230		265,230	33.00	€

(a)	The grant date is the date of the Board meeting awarding the share subscription or purchase options, except for the grant of October 9, 2008, decided by the Board on September 9, 2008.
(b)

Out of the options canceled in 2016, 2017 and 2018, 1,794,304 options that were not exercised expired on October 9, 2016 due to the expiry of the 2008 plan, 195,370 options that were not exercised expired on September 15, 2017 due to expiry of 2009 plan and 79,139 options that were not exercised expired on September 14, 2018 due to expiry of 2010 plan.

Options are exercisable, subject to a presence condition, after a 2-year period from the date of the Board meeting awarding the options and expire eight years after this date. The underlying shares cannot be transferred during four years from the date of grant. For the 2008 to 2011 Plans, the 4‑year transfer restriction period does not apply to employees of non-French subsidiaries as of the date of the grant, who may transfer the underlying shares after a 2-year period from the date of the grant.

Since September 14, 2011, no new TOTAL share subscription or purchase options plan was decided.

B.  TOTAL performance share plans

	2013 Plan	2014 Plan	2015 Plan	2016 Plan	2017 Plan	2018 Plan		Total
Date of the shareholders’ meeting	5/13/2011	5/16/2014	5/16/2014	5/24/2016	5/24/2016	5/24/2016
Award date	7/25/2013	7/29/2014	7/28/2015	7/27/2016	7/26/2017	3/14/2018
Date of the final award (end of the vesting period)	7/26/2016	7/30/2017	7/29/2018	7/28/2019	7/27/2020	3/15/2021
Transfer authorized as from	7/26/2018	7/30/2019	7/29/2020	7/29/2021	7/28/2022	3/16/2023
Grant date IFRS 2 fair value	32.64	€44.66	€35.90	€35.37	€35.57	€36.22	€
Number of performance shares
Outstanding as of January 1, 2016	4,350,830	4,402,460	4,760,505	—	—	—		13,513,795
Notified	—	—	—	5,639,400	—	—		5,639,400
Cancelled (a)	(1,303,506)	(37,100)	(29,170)	(1,730)	—	—		(1,371,506)
Finally granted (a)	(3,047,324)	(860)	(600)	(110)	—	—		(3,048,894)
Outstanding as of January 1, 2017	—	4,364,500	4,730,735	5,637,560	—	—		14,732,795
Notified	—	—	—	—	5,679,949	—		5,679,949
Cancelled	—	(2,157,820)	(31,480)	(29,050)	(910)	—		(2,219,260)
Finally granted	—	(2,206,680)	(1,950)	(1,410)	—	—		(2,210,040)
Outstanding as of January 1, 2018	—	—	4,697,305	5,607,100	5,679,039	—		15,983,444
Notified	—	—	—	—	—	6,083,145		6,083,145
Cancelled	—	—	(621,568)	(61,840)	(26,640)	(12,350)		(722,398)
Finally granted	—	—	(4,075,737)	(2,040)	(1,480)	—		(4,079,257)
Outstanding as of December 31, 2018	—	—	—	5,543,220	5,650,919	6,070,795		17,264,934

(a)	The number of performance shares finally granted in 2016 has been adjusted by 226 performance shares granted in 2017.

The performance shares, which are bought back by the TOTAL S.A. on the market, are finally granted to their beneficiaries after a 3-year vesting period for the 2013 plan and following Plans, from the date of the grant. The final grant is subject to a continued employment condition as well as one performance condition for the 2013 and 2014 plans and two performance conditions for the 2015 plans and subsequent plans. Moreover, the transfer of the performance shares finally granted will not be permitted until the end of a 2-year holding period from the date of the final grant.

2018 Plan

The Board of Directors, on March 14, 2018, granted performance shares to certain employees and executive directors of the Company or Group companies, subject to the fulfilment of the presence condition and two performance conditions.

The presence condition applies to all shares. The performance conditions apply for all shares granted to senior executives. The grant of the first 150 shares to non-senior executive are not subject to the performance condition abovementioned, but the performance conditions will apply to any shares granted above this threshold.

The performance conditions, weighting for 50% of the final grant rate, are the Group’s ranking relative to those of its peers (ExxonMobil, Royal Dutch Shell, BP and Chevron) according to the following two criteria:

-

Total Shareholder Return (TSR), which is calculate annually using the average of closing prices over one quarter, in USD, at the beginning and at the end of each three-year period (Q4 year N / Q4 year N‑3). The dividend is considered as being reinvested on the closing price basis, on the ex-dividend date; and

-	Annual variation in net cash-flow per share, in USD.

Total S.A.’s ranking will determined a grant rate for each year and each criteria:

RankingGrant rate

1st place: 180%

2nd place: 130%

3rd place: 80%

4th and 5th places: 0%

For each performance condition, the average of the three grant rates (on each of the three financial years on which the performance conditions are based), will be expressed in percentage and capped at 100%.

C.  SunPower plans

During fiscal 2018, SunPower had three stock incentive plans: the Third Amended and Restated 2005 SunPower Corporation Stock Incentive Plan ("2005 Plan"); the PowerLight Corporation Common Stock Option and Common Stock Purchase Plan ("PowerLight Plan"); and the SunPower Corporation 2015 Omnibus Incentive Plan ("2015 Plan"). The PowerLight Plan, which was adopted by PowerLight’s Board of Directors in October 2000, was assumed by SunPower by way of the acquisition of PowerLight in fiscal 2007. The 2005 Plan was adopted by the SunPower’s Board of Directors in August 2005, and was approved by shareholders in November 2005. The 2015 Plan, which subsequently replaced the 2005 Plan, was adopted by the SunPower’s Board of Directors in February 2015, and was approved by shareholders in June 2015. On November 13, 2018, SunPower filed post-effective amendments to registration statements associated with the 2005 Plan and the PowerLight Plan, among others, to deregister shares no longer required to be registered for issuance under those plans, as no new awards had been made and all options had been exercised or had expired. The 2015 Plan allows for the grant of options, as well as grant of stock appreciation rights, restricted stock grants, restricted stock units and other equity rights. The 2015 Plan also allows for tax withholding obligations related to stock option exercises or restricted stock awards to be satisfied through the retention of shares otherwise released upon vesting.

The 2015 Plan includes an automatic annual increase mechanism equal to the lower of three percent of the outstanding shares of all classes of the SunPower’s common stock measured on the last day of the immediately preceding fiscal year, 6 million shares, or such other number of shares as determined by SunPower’s Board of Directors. In fiscal 2015, the SunPower’s Board of Directors voted to reduce the stock incentive plan’s automatic increase from 3% to 2% for 2016. As of December 31, 2018, approximately 11.2 million shares were available for grant under the 2015 Plan.

Incentive stock options, nonstatutory stock options, and stock appreciation rights may be granted at no less than the fair value of the common stock on the date of grant. The options and rights become exercisable when and as determined by SunPower’s Board of Directors, although these terms generally do not exceed ten years for stock options. SunPower has not granted stock options since fiscal 2008. All previously granted stock options have been exercised or expired and accordingly no options remain outstanding. Under the 2015 Plan, the restricted stock grants and restricted stock units typically vest in equal installments annually over three or four years.

The majority of shares issued are net of the minimum statutory withholding requirements that SunPower pays on behalf of its employees. During fiscal 2018, 2017, and 2016, SunPower withheld 0.7 million, 0.6 million and 1.0 million shares, respectively, to satisfy the employees' tax obligations. SunPower pays such withholding requirements in cash to the appropriate taxing authorities. Shares withheld are treated as common stock repurchases for accounting and disclosure purposes and reduce the number of shares outstanding upon vesting.

There were no options outstanding and exercisable as of December 31, 2018. The intrinsic value of the options exercised in fiscal 2018, 2017, and 2016 were zero, $1.7 thousand, and zero, respectively. There were no stock options granted in fiscal 2018, 2017, and 2016.

The following table summarizes SunPower’s restricted stock activities:

	Restricted Stock Awards and Units
		Weighted-Average Grant Date
		Fair Value Per Share
	Shares (in thousands)	(in dollars) (a)
Outstanding as of January 3, 2016	5,063	26.68
Granted	4,978	18.81
Vested (b)	(2,837)	23.47
Forfeited	(1,057)	26.30
Outstanding as of January 1, 2017	6,147	21.85
Granted	4,863	6.76
Vested (b)	(1,738)	25.87
Forfeited	(1,979)	18.15
Outstanding as of January 1, 2018	7,293	11.83
Granted	4,449	7.77
Vested (b)	(2,266)	14.45
Forfeited	(1,816)	10.10
Outstanding as of December 31, 2018	7,660	9.11

(a)	SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.
(b)	Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

D.  Share-based payment expense

Share-based payment expense before tax was broken down as follows:

As of December 31,
(M$)	2018	2017	2016
Total restricted shares plans	264	135	113
SunPower plans	21	31	28
Capital increase reserved for employees	30	16	—
Total	315	182	141

During the year 2018, the main assumptions used for the valuation of the cost of the capital increase reserved for employees for both the classic and the leverage schemes were the following:

For the year ended December 31,	2018
Date of the Board of Directors meeting that decided the issue	July 26, 2017
Subscription price (€) (a)	37.20
Share price at the reference date (€) (b)	47.03
Number of shares (in millions)	9.17
Risk free interest rate (%) (c)	0.003
Employees loan financing rate (%) (d)	3.95
Non transferability cost (% of the reference’s share price)	17.33
Expenses ($ million)	30.00

(a)	Average of the closing TOTAL share prices during the twenty trading days prior to the subscription period, after deduction of a 20% discount.
(b)	Closing share price on March 14, 2018, date on which the Chief Executive Officer set the subscription period.
(c)	Zero coupon Euro swap rate at 5 years.
(d)	The employees’ loan financing rate is based on a 5 year consumer’s credit rate.